Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.16223%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,982,653.51

Principal:
Principal Collections	$17,266,110.96
Prepayments in Full	$7,956,519.37
Liquidation Proceeds	$429,590.72
Recoveries	$94,517.24
Sub Total	$25,746,738.29
Collections	$27,729,391.80

Purchase Amounts:
Purchase Amounts Related to Principal	$181,534.40
Purchase Amounts Related to Interest	$1,039.29
Sub Total	$182,573.69

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,911,965.49

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,911,965.49
Servicing Fee	$343,565.46	$343,565.46	$0.00	$0.00	$27,568,400.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,568,400.03
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,568,400.03
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,568,400.03
Interest - Class A-3 Notes	$877,822.75	$877,822.75	$0.00	$0.00	$26,690,577.28
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$26,391,193.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,391,193.95
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$26,171,898.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,171,898.28
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$26,021,487.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,021,487.36
Regular Principal Payment	$23,902,641.30	$23,902,641.30	$0.00	$0.00	$2,118,846.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,118,846.06
Residual Released to Depositor	$0.00	$2,118,846.06	$0.00	$0.00	$0.00
Total		$27,911,965.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,902,641.30
Total					$23,902,641.30

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,902,641.30	$49.90	$877,822.75	$1.83	$24,780,464.05	$51.73
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$23,902,641.30	$15.14	$1,546,912.67	$0.98	$25,449,553.97	$16.12

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$201,412,486.19	0.4204854	$177,509,844.89	0.3705842
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$351,352,486.19	0.2225243	$327,449,844.89	0.2073859

Pool Information
Weighted Average APR	5.657%	5.711%
Weighted Average Remaining Term	32.67	32.07
Number of Receivables Outstanding	20,617	19,472
Pool Balance	$412,278,554.33	$386,257,408.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$385,168,227.44	$360,875,268.95
Pool Factor	0.2397831	0.2246491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$25,382,139.27
Targeted Overcollateralization Amount	$58,807,563.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,807,563.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$187,390.66
(Recoveries)		112	$94,517.24
Net Loss for Current Collection Period			$92,873.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2703%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.3114%
Second Prior Collection Period			0.9836%
Prior Collection Period			0.9296%
Current Collection Period			0.2791%
Four Month Average (Current and Prior Three Collection Periods)			0.8759%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,717	$17,045,180.92
(Cumulative Recoveries)			$2,870,508.07
Cumulative Net Loss for All Collection Periods			$14,174,672.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8244%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,273.53
Average Net Loss for Receivables that have experienced a Realized Loss			$5,217.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.91%	255	$7,375,331.13
61-90 Days Delinquent	0.31%	40	$1,215,191.87
91-120 Days Delinquent	0.07%	8	$253,631.42
Over 120 Days Delinquent	0.26%	30	$1,005,498.93
Total Delinquent Receivables	2.55%	333	$9,849,653.35

Repossession Inventory:
Repossessed in the Current Collection Period		15	$487,888.08
Total Repossessed Inventory		31	$984,670.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4085%
Prior Collection Period			0.3395%
Current Collection Period			0.4006%
Three Month Average			0.3829%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6406%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$2,101,361.75
2 Months Extended	83	$2,494,387.19
3+ Months Extended	19	$710,777.52

Total Receivables Extended	170	$5,306,526.46
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer